PARENT COMPANY INFORMATION - Outstanding bonds (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 21,918,268	$ 20,140,350
Parent
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	1,504,080
Bonds issued	1,231,955	1,109,278
Parent | Bonds issued November 2019, maturing November 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 100,000
Outstanding bonds, Maturity	November, 2024
Interest Rate	6.42%
Bonds issued	$ 100,824
Parent | Bonds issued November 2019, maturing November 2039 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 300,000
Outstanding bonds, Maturity	November, 2039
Bonds issued	$ 302,951
Parent | Bonds issued November 2019, maturing November 2039 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	3.69%
Parent | Bonds issued June 2017, maturing June 2020 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 100,000
Outstanding bonds, Maturity	June, 2020
Bonds issued	$ 100,071	100,065
Parent | Bonds issued June 2017, maturing June 2020 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	2.69%
Parent | Bonds issued June 2017, maturing June 2042 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 300,000
Outstanding bonds, Maturity	June, 2042
Bonds issued	$ 300,255	300,237
Parent | Bonds issued June 2017, maturing June 2042 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	3.99%
Parent | Bonds issued November 2016, maturing November 2026 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 93,000
Outstanding bonds, Maturity	November, 2026
Bonds issued	$ 93,741	93,690
Parent | Bonds issued November 2016, maturing November 2026 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	3.86%
Parent | Bonds issued November 2016, maturing November 2036 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 207,000
Outstanding bonds, Maturity	November, 2036
Bonds issued	$ 208,709	208,597
Parent | Bonds issued November 2016, maturing November 2036 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	4.15%
Parent | Bonds issued December 2009, maturing December 2019 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 279,560
Outstanding bonds, Maturity	December, 2019
Bonds issued		281,341
Parent | Bonds issued December 2009, maturing December 2019 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	4.84%
Parent | Bonds issued December 2009, maturing December 2024 [member]
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, tranches	$ 124,520
Outstanding bonds, Maturity	December, 2024
Bonds issued	$ 125,404	$ 125,348
Parent | Bonds issued December 2009, maturing December 2024 [member] | IPC
Disclosure of detailed information about borrowings [line items]
Outstanding bonds, Coupon rate	5.20%